LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE－8 LEASES

The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

The Company uses the weighted average incremental borrowing rate to determine the present value of the lease payments.

Right-of-use assets, net for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2025	2024
	$’000	$’000

Right-of-use assets, net
At cost	821	776

	821	776
Less: Accumulated amortization	(279)	(175)

	542	601

Amortization expenses of right-of-use assets — operating leases for the financial years ended December 31, 2025, 2024 and 2023 amounted to $91,000, $89,000 and $91,000, respectively.

Lease liabilities for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2025	2024
	$’000	$’000

Finance lease liabilities	2,397	1,811
Operating lease liabilities	580	627

Total lease liabilities	2,977	2,438

Finance lease liabilities

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year	734	780
Between 1 and 2 years	670	389
Between 2 and 3 years	607	328
Between 3 and 4 years	477	303
Between 4 and 5 years	104	157
More than 5 years	-	-
Total future lease payment	2,592	1,957
Less: Imputed interest	(195)	(146)

Present value of finance lease liabilities	2,397	1,811

Representing
Current liabilities	647	715
Non-current liabilities	1,750	1,096

	2,397	1,811

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2025	2024

Weighted-average remaining lease term (years)
Finance leases	2.8	2.1

Weighted average discount rate (%)
Finance leases	2.20%	2.31%

Operating lease liabilities

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future operating lease payments, excluding short-term leases, as of December 31, 2025 and 2024, are detailed as follows:

	As of December 31,
	2025	2024
	$’000	$’000

Within 1 year	116	110
Between 1 and 2 years	116	110
Between 2 and 3 years	116	110
Between 3 and 4 years	116	110
Between 4 and 5 years	116	110
More than 5 years	92	197
Total future lease payment	672	747
Less: Imputed interest	(92)	(120)

Present value of operating lease liabilities	580	627

Representing
Current liabilities	88	79
Non-current liabilities	492	548

	580	627

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2025	2024

Weighted-average remaining lease term (years)
Operating leases	5.8	6.8

Weighted average discount rate (%)
Operating leases	5.25%	5.25%

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Operating lease cost:
Lease interest costs	137	104	66
Short-term lease costs	36	17	17

	173	121	83

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Supplemental cash flow information:
Cash paid for operating leases	114	112	111

Cash paid for finance leases:
-Interest	105	68	30
-Principal	927	285	505

Right-of-use assets obtained in exchange for lease liabilities:
-Finance lease	1,401	1,647	679